Leases - Schedule of Future Minimum Lease Payments (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014
Leases [Abstract]
2015 for the remainder of the year	$ 13,034
2016	22,309	$ 21,569
2017	19,278	18,413
2018	16,550	15,888
2019	7,120	6,537
2020	3,824
And thereafter	9,268	12,982
Gross lease payments	91,383	101,189
Less: non-cancelable subtenant receipts	(1,666)	(1,650)
Net lease payments	$ 89,717	99,539
2015		$ 25,800